Revenue	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Revenue

23.	Revenue

	2024	2023
	USD	USD

Cellular therapy	407,443	245,875
Medical testing, laboratory and aesthetics beauty services	1,755,910	3,009,485
Consultation fee	232,173	330,104
Sale of medicine and healthcare product	8,026	9,364

	2,403,552	3,594,828

Timing of revenue recognition:
At a point in time	2,403,552	3,594,828

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Revenue

23.	Revenue

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Cellular therapy	278,242	192,946
Medical testing, laboratory and aesthetics beauty services	1,322,844	733,872
Consultation fee	219,496	340,814
Sale of medicine and healthcare product	1,988	6,187
Management fees	7,111	6,410

	1,829,681	1,280,229

Timing of revenue recognition:
At a point in time	1,829,681	1,280,229